Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 44,863,430	$ 51,428,054	$ 49,851,134
Self-manufactured production sales revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	37,581,158	45,966,687	42,412,989
Trading sales revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 7,282,272	$ 5,461,367	$ 7,438,145